Capital management and solvency	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Capital management and solvency

46 Capital management and solvency

Strategic importance

Aegon’s approach towards capital management plays a vital role in supporting the execution of its strategy. The key capital management priority is to ensure adequate capitalization to cover Aegon’s obligations towards its policyholders and debtholders while providing sustainable dividends to shareholders. This priority is accomplished by allocating capital to products that offer high growth and return prospects. Furthermore, a priority for capital management for several years has been to shift the product portfolio from focusing mostly on capital intensive spread business to diversifying the portfolio to include more capital light fee business.

Management of capital

Disciplined risk and capital management support Aegon’s decisions in deploying the capital that is generated in the Company’s businesses and that is provided for by investors. Aegon balances the funding of new business growth with the funding required to ensure that its obligations towards policyholders and debtholders are always adequately met, and providing for a sustainable dividend to shareholders.

Aegon’s goal for both its operating units and for the Aegon group as a whole is to maintain a strong financial position and to be able to sustain losses from extreme business and market conditions. The company’s overall capital management strategy is based on adequate solvency capital, capital quality, and the use of leverage.

Aegon’s ERM framework ensures that the Aegon Group and its operating companies are adequately capitalized and that obligations towards policyholders are always adequately met. Firmly embedded in this larger framework, Aegon’s capital management framework builds on a set of key pillars: the use of internal target capital management zones, an internal target range for the use of gross financial leverage and, supported by robust risk and capital monitoring processes that timely trigger and escalate interventions if needed to ensure that capital is always being managed towards these internal target ranges, and is prevented from falling below the regulatory minimum capital requirements.

Capital adequacy

The capitalization of the Aegon Group and its operating units is managed in relation to the most stringent of local regulatory requirements, rating agency requirements and/or self-imposed criteria. Aegon manages its Solvency II capital in relation to the required capital. Under Aegon’s capital management framework the own funds are managed such that the Group Solvency II ratio remains within the target range of 150% – 200% even in an adverse event. The Solvency contribution of Aegon US insurance entities under Deducation & Aggregation (D&A) involves converting 150% Risk-Based Capital Company Action Level into Solvency Required Capital (SCR) and reducing own funds by a 100% RBC Company Action Level requirement to reflect transferability restrictions.

The methodology is subject to annual review.

Minimum solvency requirements

Insurance laws and regulations in local regulatory jurisdictions often contain minimum regulatory capital requirements. For insurance companies in the European Union, Solvency II formally defines a lower capital requirement, being the Minimum Capital Requirement (MCR). An irreparable breach of the MCR would lead to a withdrawal of the Company’s insurance license. Similarly, for the US insurance entities the withdrawal of the insurance license is triggered by a breach of the 100% Authorized Control Level (ACL), which is set at 50% of the Company Action Level (CAL).

With the introduction of Solvency II for EEA countries, Aegon views the higher capital requirement, 100% of the SCR, as the level around which EU supervisors will formally require management to provide regulatory recovery plans. For the US insurance entities this is viewed at 100% Company Action Level (CAL).

During 2018, the Aegon Group and all of its regulated entities that are subject to capital requirements on a solo-level continued to comply with the 100% Solvency II ratio. Aegon Group and all of its regulated entities are continued to be compliant with externally imposed legal capital requirements.

Capital quality

Aegon’s capital consists of 3 Tiers as an indication of its quality, with Tier 1 capital ranking highest. It is to be noted that the Group own funds do not include any contingent liability potentially arising from unit-linked products sold, issued or advised on by Aegon in the Netherlands in the past as the potential liability cannot be reliably quantified at this point. Further, the available own funds is an estimate, has not been filed with the regulator and is subject to supervisory review.

The below table provides the composition of Aegon’s available own funds across Tiers:

Available own funds	December 31, 2018 Available own funds	December 31, 2017 Available own funds
Unrestricted Tier 1	12,204	10,428
Restricted Tier 1	3,406	3,540
Tier 2	1,487	1,213
Tier 3	505	448
Total available own funds	17,602	15,628

As at December 31, 2018, Tier 1 capital accounted for 89% of own funds (2017: 89%), including EUR 2,931 million of junior perpetual capital securities (2017: EUR 3,047 million) and EUR 476 million of perpetual cumulative subordinated bonds (2017: EUR 493 million) which are both classified as grandfathered restricted Tier 1 capital.

As at December 31, 2018, Tier 2 capital accounted for 8% of own funds (2017: 8%), including EUR 716 million of subordinated liabilities, which are issued during 2018 and classified as Solvency II compliant Tier 2 capital. EUR 771 million of fixed floating subordinated notes (2017: EUR 772 million) which are classified as grandfathered Tier 2 capital. Changes in Tier 2 capital compared to previous year is mainly related to the issuance of new capital instruments and the redemptions of existing grandfathered Tier 2 capital instruments (non-cumulative subordinated notes).

The grandfathered restricted Tier 1 and Tier 2 capital instruments are grandfathered such that they are considered as capital under the Solvency II framework for up to 10 years as from January 1, 2016. For the terms and conditions of these grandfathered instruments refer to note 33 and note 34 to the consolidated financial statements.

It is to be noted that the difference between the amounts mentioned above for junior perpetual capital securities and perpetual cumulative subordinated bonds, and those in note 33 and note 34 to the consolidated financial statements, stem from valuation differences between Solvency II (market value) and IFRS rules (refer to note 2.17 and 2.18).

Tier 3 capital as of December 31, 2018 is comprised of deferred tax assets balances related to Solvency II entities.

IFRS equity compares to Solvency II own funds as follows:

	December 31, 2018	December 31, 2017 [1]
Shareholders’ Equity	19,225	20,288
IFRS adjustments for Other Equity instruments and non controlling interests	3,342	3,813
Group Equity	22,567	24,102
Solvency II revaluations & reclassifications	(6,618)	(10,169)
Transferability restrictions [2]	(1,884)	(1,758)
Excess of Assets over Liabilities	14,065	12,174
Availability adjustments	4,326	4,147
Fungibility adjustments [3]	(789)	(693)
Available own funds	17,602	15,628

[1]  The 2017 comparative numbers have been updated for a change of the presentation for the subordinated debt

[2]  This includes the transferability restriction related to the RBC CAL conversion methodology.

[3]  Amongst others, this contains the exclusion of Aegon Bank.

The Solvency II revaluations and reclassification of EUR 6,618 million negative (2017: EUR 10,169 million negative) mainly stem from the difference in valuation and presentation between IFRS and Solvency II frameworks, and the redemption of non-cumulative subordinated notes. The change in Solvency II revaluations per December 31, 2018 compared to December 31, 2017 is mainly driven by rising interest rates and widening credit spreads during 2018, reducing the revaluation reserves in Aegon US. In addition, Aegon exercised its right to redeem the USD 525 million 8% non-cumulative subordinated notes. The Solvency II revaluations and reclassification can be grouped into three categories:

◆	Items that are not recognized under Solvency II. The most relevant examples of this category for Aegon include Goodwill, DPAC and other intangible assets (EUR 2,024 million negative, 2017: EUR 2,019 million negative);
◆	Items that have a different valuation treatment between IFRS and Solvency II. Solvency II is a market consistent framework hence all assets and liabilities are to be presented at fair value while IFRS also includes other valuation treatments in addition to fair value. The most relevant examples of this category for Aegon Group include Loans and Mortgages, Reinsurance Recoverables, Deferred tax assets balances and Technical provisions. The revaluation difference stemming from this category amounted to EUR 2,764 million positive (2017: EUR 2,879 million positive) compared to the IFRS Statement of Financial Position;
◆	The Net Asset Value of subsidiaries that are included under the Deduction & Aggregation method (on provisional equivalence or Standard Formula basis) in the Group Solvency II results. The revaluation difference stemming from this category amounted to EUR 4,095 million negative (2017: EUR 6,791 million negative) compared to the IFRS Statement of Financial Position;
◆	Reclassification of subordinated liabilities of EUR 3,262 million negative (2017: EUR 4,237 negative). In 2018, the accounting treatment of subordinated liabilities which were grandfathered by the Dutch Central Bank have changed on the Solvency II balance sheet. These subordinated liabilities include Junior Perpetual Capital Securities (JPCS), Perpetual capital subordinated loans (PCSL), and Fixed Floating Security Notes (FFSN). Under IFRS, JPCS and PCSL are presented as Shareholder’s equity, FFSN is presented as liabilities. Previously, they were all reported as equity instruments under Solvency II. From 2018 these grandfathered instruments are reported as subordinated liabilities in the Solvency II balance sheet and no longer included in the excess of assets over liabilities. Availability adjustments have increased by the same amount as available own funds have not changed by this change in presentation. The movement of subordinated liabilities mainly stem from the redemption of non-cumulative subordinated notes

The transferability restrictions reflect the restrictions on US Life Companies DTA and capping of Tier 1 unrestricted own funds as a consequence of the RBC CAL conversion methodology as described above.

The availability adjustments are changes to the availability of own funds of Aegon Group in accordance with Solvency II requirements. Examples include the adjustments for subordinated liabilities, ring-fenced fund, treasury shares and foreseeable dividend.

Finally, the fungibility restrictions limit the availability of own funds on Aegon Group level as prescribed by Supervisory Authorities. These limitations refer to charitable trusts in the Americas for which the local Supervisory Authority could limit the upstream of capital to the Group and Aegon Bank which is under a different regulatory regime but under the same Supervisory Authority and therefore excluded for Solvency II purposes.

Capital leverage

Aegon’s total capitalization reflects the capital employed in the business units and consists of shareholders’ capital and total gross financial leverage. Aegon’s gross financial leverage ratio is calculated by dividing total financial leverage by total capitalization. Aegon aims to keep total gross financial leverage within a range of 26% to 30% of total capitalization as measured by the gross financial leverage ratio, and a fixed charge coverage in the range of 6-8x the interest payments on financial leverage.

Aegon defines total financial leverage as debt or debt-like funding issued for general corporate purposes and for capitalizing Aegon’s business units. Total financial leverage includes hybrid instruments, in addition to both subordinated and senior debt. Aegon’s total capitalization comprises the following components:

◆	Shareholders’ equity excluding revaluation reserves based on IFRS as adopted by the EU;
◆	Non-controlling interests and share options not yet exercised; and
◆	Total financial leverage.

The following table shows the composition of Aegon’s total capitalization, the calculation of the gross financial leverage ratio and its fixed charge coverage:

	Note	2018	2017
Total shareholders’ equity – based on IFRS as adopted by the EU	32	19,543	20,573
Non-controlling interests, share options and incentive plans not yet exercised	33, SOFP [2]	80	81
Revaluation reserves	32	(3,461)	(4,920)
Adjusted shareholders’ equity		16,162	15,733
Junior perpetual capital securities	33	2,808	3,008
Perpetual cumulative subordinated bonds	33	454	454
Non-cumulative subordinated notes (Other equity instruments)	33	-	271
Fixed floating subordinated notes	34	1,389	695
Non-cumulative subordinated notes (Subordinated borrowings)	34	-	69
Trust pass-through securities	35	133	133
Currency revaluation other equity instruments [1]		110	40
Hybrid leverage		4,895	4,669
Senior debt [3]	39	1,774	2,312
Senior leverage		1,774	2,312

Total gross financial leverage		6,669	6,982

Total capitalization		22,831	22,715

Gross financial leverage ratio [4]		29.2%	30.7%

Fixed Charge Coverage		8.2x	8.2x

[1]	Other equity instruments that are denominated in foreign currencies are, for purpose of calculating hybrid leverage, revalued to the period-end exchange rate.
[2]	Non-controlling interests are disclosed in the statement of financial position.
[3]	Senior debt for the gross financial leverage calculation also contains swaps for an amount of EUR (1) million (2017: EUR 31 million).
[4]

To align closer to definitions used by peers and rating agencies, Aegon has retrospectively changed the definition of adjusted shareholders’ equity used in calculating the gross financial leverage ratio. Shareholders’ equity will no longer be adjusted for the remeasurement of defined benefit plans. All figures, including comparatives, are based on the new definition, unless stated otherwise.

Aegon N.V. is subject to financial covenants as included in a number of its financial agreements (such as issued debentures, credit facilities and ISDA agreements). Under these financial covenants, an event of default may occur if and when any financial indebtedness of any member of the Group is not paid when due, or not paid within any applicable grace period. The financial agreements may also include a cross-default provision which may be triggered if and when any financial indebtedness of any member of the Group is declared to be or otherwise becomes due and payable prior to its specified maturity as a result of an event of default.

All financial agreements are periodically monitored to assess the likelihood of a breach of any financial covenant and the likelihood thereof in the near future. No breach of any such covenant occurred during 2018.

Aegon N.V. is subject to legal restrictions with regard to the amount of dividends it can pay to its shareholders. Under Dutch law, the amount that is available to pay dividends consists of total shareholders’ equity less the issued and outstanding capital and the reserves required by law. The revaluation account and legal reserves, foreign currency translation reserve (FCTR) and other reserves, cannot be freely distributed. In case of negative balances for individual reserves legally to be retained, no distributions can be made out of retained earnings to the level of these negative amounts. Total distributable items under Dutch law amounted to EUR 13,307 million as at December 31, 2018 (2017: EUR 13,749 million). The following table shows the composition of the total distributable items:

Distributable items [1]	2018	2017
Equity attributable to shareholders based on IFRS as adopted by the EU	19,543	20,573
Non-distributable items:
Share capital	(322)	(322)
Statutory reserves [2]	(5,915)	(6,502)
At December 31	13,307	13,749

[1]	Distributable items under Dutch law; note that Solvency II ratios also possibly restricts the distribution of dividends.
[2]	Statutory reserves contains legal reserves of both FCTR and group companies and the positive revaluations of the revaluation account.

The ability of Aegon’s subsidiaries, principally insurance companies, to pay dividends to the holding company is constrained by the requirement for these subsidiaries to remain adequately capitalized to the levels set by local insurance regulations and governed by local insurance supervisory authorities. Based on the capitalization level of the local subsidiary, local insurance supervisors are able to restrict and/or prohibit the transfer of dividends to the holding company. In addition, the ability of subsidiaries to pay dividends to the holding company can be constrained by the requirement for these subsidiaries to hold sufficient shareholders’ equity as determined by law. The capitalization level and shareholders’ equity of the subsidiaries can be impacted by various factors (e.g. general economic conditions, capital market risks, underwriting risk factors, changes in government regulations, and legal and arbitrational proceedings). To mitigate the impact of such factors on the ability to pay dividends, the subsidiaries hold additional capital in excess of the levels required by local insurance regulations, as reflected in Aegon’s target capitalization ranges.